SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy and storage (distributed generation, pumped storage and battery energy storage systems), 5) sustainable solutions (renewable natural gas, carbon capture and storage, recycling, cogeneration, biomass, nuclear services, eFuels, and power transformation), and 6) corporate - with hydroelectric further segmented by geography (i.e., North America, Colombia, and Brazil). This best reflects the way in which the CODM reviews results of our company.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.

Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items, and (3) other income includes but is not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and material accounting policy information. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(1)	As per IFRS financials(2)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$1,029	$240	$293	$511	$365	$241	$147	$—	$2,826	$(234)	$2,446	5,038
Other income	22	5	6	146	106	20	19	88	412	(81)	340	671
Direct operating costs	(381)	(73)	(124)	(164)	(99)	(81)	(105)	(29)	(1,056)	110	(987)	(1,933)
Share of revenue, other income and direct operating costs from equity-accounted investments(2)	—	—	—	—	—	—	—	—	—	205	—	205
	670	172	175	493	372	180	61	59	2,182	—	1,799
Management service costs	—	—	—	—	—	—	—	(205)	(205)	—	—	(205)
Interest income (expense)	(266)	(19)	(82)	(105)	(110)	(43)	(6)	(114)	(745)	33	(915)	(1,627)
Current income tax	(2)	(7)	(17)	(6)	(1)	(4)	(3)	—	(40)	7	(95)	(128)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(41)	(41)	—	—	(41)
Preferred equity	—	—	—	—	—	—	—	(27)	(27)	—	—	(27)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(40)	—	(40)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(789)	(789)
Funds From Operations	402	146	76	382	261	133	52	(357)	1,095	—	—
Depreciation												(1,852)
Foreign exchange and financial instrument loss												502
Deferred income tax recovery												176
Other												(212)
Share of earnings from equity-accounted investments												21
Net income attributable to non-controlling interests												170
Net loss attributable to Unitholders(3)												$(100)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 10 - Other Income.
(2)Share of earnings from equity-accounted investments of $186 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $619 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(3)Net loss attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$964	$197	$273	$538	$374	$242	$48	$—	$2,636	$(188)	$2,263	4,711
Other income (loss)	15	22	10	56	90	23	3	73	292	(19)	(137)	136
Direct operating costs	(376)	(52)	(82)	(164)	(102)	(76)	(43)	(31)	(926)	86	(594)	(1,434)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	121	7	128
	603	167	201	430	362	189	8	42	2,002	—	1,539
Management service costs	—	—	—	—	—	—	—	(243)	(243)	—	—	(243)
Interest income (expense)	(185)	(20)	(57)	(96)	(102)	(40)	(2)	(94)	(596)	19	(647)	(1,224)
Current income taxes	(6)	(9)	(27)	(8)	(7)	(1)	—	(1)	(59)	10	(99)	(148)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(29)	(8)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(785)	(785)
Funds From Operations	412	138	117	326	253	148	6	(395)	1,005	—	—
Depreciation												(1,583)
Foreign exchange and financial instrument loss												(133)
Deferred income tax recovery												150
Other												(190)
Share of earnings from equity-accounted investments												5
Net income attributable to non-controlling interests												451
Net loss attributable to Unitholders(2)												$(295)
(1)Share of earnings from equity-accounted investments of $96 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $334 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at December 31, 2024
Cash and cash equivalents	$55	$52	$24	$453	$151	$70	$56	$5	$866	$(112)	$2,381	$3,135
Property, plant and equipment	14,669	1,238	2,801	5,255	3,784	2,558	644	—	30,949	(1,831)	44,357	73,475
Total assets	15,653	1,452	3,184	7,081	4,894	3,313	2,106	95	37,778	(2,272)	59,303	94,809
Total liabilities	9,187	460	1,725	5,617	3,393	1,992	934	4,157	27,465	(2,272)	33,160	58,353
As at December 31, 2023
Cash and cash equivalents	$77	$20	$12	$225	$123	$50	$30	$3	$540	$(85)	$686	$1,141
Property, plant and equipment	15,134	1,694	2,490	6,024	3,635	2,386	341	—	31,704	(1,578)	33,879	64,005
Total assets	16,143	1,880	2,738	6,802	4,518	2,842	1,540	257	36,720	(1,529)	40,937	76,128
Total liabilities	9,231	531	1,645	4,727	3,484	1,705	1,126	3,159	25,608	(1,529)	22,070	46,149
Geographical Information
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2024	2023	2022
Hydroelectric
North America	$1,110	$1,135	$1,211
Brazil	235	269	181
Colombia	1,489	1,285	1,135
	2,834	2,689	2,527
Wind	1,705	1,213	1,146
Utility-scale solar	943	751	700
Distributed energy & storage	380	350	298
Sustainable solutions	14	35	40
Total	$5,876	$5,038	$4,711
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2024	December 31, 2023
United States	$37,931	$34,303
Colombia	12,431	10,585
Canada	7,116	7,483
Brazil	4,319	5,622
Europe	5,976	5,046
Asia-Pacific	7,550	3,320
Other	892	192
	$76,215	$66,551